Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.7%
BlackRock Advantage Emerging Markets Fund, Class K	790,648	$7,479,531
BlackRock Tactical Opportunities Fund, Class K	440,794	6,272,493
Diversified Equity Master Portfolio	$79,753,102	79,753,102
International Tilts Master Portfolio	$22,934,243	22,934,243
iShares Developed Real Estate Index Fund, Class K	396,335	3,567,011
iShares MSCI EAFE Small-Cap ETF	129,104	7,682,979

		127,689,359

Fixed-Income Funds — 4.2%
BlackRock Diversified Fixed Income Fund	6,641	65,547
BlackRock High Yield Bond Portfolio, Class K	204,668	1,389,697
iShares iBoxx $Investment Grade Corporate
Bond ETF	29,803	3,266,707
iShares TIPS Bond ETF	9,578	1,055,974

		5,777,925

Security	Shares	Value

Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(b)	5,296,645	$5,296,645

Total Investments — 99.7% (Cost: $112,133,332)		138,763,929

Other Assets Less Liabilities — 0.3%		466,842

Net Assets — 100.0%		$139,230,771

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$7,068,394	$—		$—		$—	$411,137	$7,479,531	790,648	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	7,520,313	—		(7,520,347	)(b)	34	—	—	—	3,401	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,925,239	371,406	(b)	—		—	—	5,296,645	5,296,645	42,009		—
BlackRock Diversified Fixed Income Fund	—	66,399	(b)	—		—	(852)	65,547	6,641	521		—
BlackRock High Yield Bond Portfolio, Class K	1,337,245	22,298	(b)	—		—	30,154	1,389,697	204,668	22,502		—
BlackRock Tactical Opportunities Fund, Class K	6,356,244	—		—		—	(83,751)	6,272,493	440,794	—		—
Diversified Equity Master Portfolio	71,371,959	3,215,117	(b)(d)	—		(298,466)	5,464,492	79,753,102	$79,753,102	362,332		—
International Tilts Master Portfolio	21,042,731	134,262	(b)(d)	—		328,895	1,428,355	22,934,243	$22,934,243	134,262		—
iShares Developed Real Estate Index Fund, Class K	3,527,378	—		—		—	39,633	3,567,011	396,335	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	3,142,130	—		—		—	124,577	3,266,707	29,803	21,275		—
iShares MSCI EAFE Small-Cap ETF	7,291,794	—		—		—	391,185	7,682,979	129,104	—		—
iShares TIPS Bond ETF	1,019,482	—		—		—	36,492	1,055,974	9,578	—		—

						$30,463	$7,841,422	$138,763,929		$586,302		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	9	06/08/23	$1,365	$87,111
S&P/TSE 60 Index	21	06/15/23	3,758	93,876
MSCI EAFE Index	17	06/16/23	1,782	57,148
MSCI Emerging Markets Index	123	06/16/23	6,122	215,591
Russell 2000 E-Mini Index	27	06/16/23	2,448	40,459
S&P 500 Micro E-Mini Index	36	06/16/23	745	44,338
10-Year U.S. Treasury Note	23	06/21/23	2,646	72,520

				611,043

Short Contracts
Ultra U.S. Treasury Bond	1	06/21/23	142	(5,411)

				$605,632

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	4,791,444	USD	3,522,557	Morgan Stanley & Co. International PLC	06/21/23	$27,216
EUR	1,187,437	USD	1,260,351	Bank of America N.A.	06/21/23	33,080
EUR	1,187,437	USD	1,259,405	Morgan Stanley & Co. International PLC	06/21/23	34,026

						94,322

USD	219,493	EUR	206,000	Deutsche Bank AG	06/21/23	(4,896)

						$89,426

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	2,729		$(37,231)	$—	$(37,231)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$25,002,014	$—	$—	$25,002,014
Fixed-Income Funds	5,777,925	—	—	5,777,925
Money Market Funds	5,296,645	—	—	5,296,645

	$36,076,584	$—	$—	36,076,584

Investments Valued at NAV(a)				102,687,345

				$138,763,929

Derivative Financial Instruments(b)
Assets
Equity Contracts	$451,412	$87,111	$—	$538,523
Foreign Currency Exchange Contracts	—	94,322	—	94,322
Interest Rate Contracts	72,520	—	—	72,520
Liabilities
Equity Contracts	—	(37,231)	—	(37,231)
Foreign Currency Exchange Contracts	—	(4,896)	—	(4,896)
Interest Rate Contracts	(5,411)	—	—	(5,411)

	$518,521	$139,306	$—	$657,827

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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